UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023
OPERATING ACTIVITIES
(Loss) profit for the period	$ (2,678,464)	$ 3,912,000
Adjustments to reconcile profit to net cash flows
Income tax	429,040	5,012,643
Financial results	7,543,992	8,068,153
Depreciation of property, plant and equipment	1,243,403	1,382,093
Amortization of intangible assets	2,747,206	2,476,832
Depreciation of leased assets	837,199	676,427
Transactional expenses		2,794,339
Share-based incentive and stock options	6,193,668	227,351
Share of profit or loss of joint ventures and associates	(1,508,671)	(842,240)
Provisions for contingencies	27,109	2,448
Allowance for impairment of trade debtors	352,920	156,053
Allowance for obsolescence	505,285	618,489
Initial recognition and changes in the fair value of biological assets	(410,913)	(490,006)
Changes in the net realizable value of agricultural products after harvest	1,446,316	227,936
Gain or loss on sale of equipment and intangible assets	(26,669)	(115,942)
Working capital adjustments
Trade receivables	(31,012,196)	(29,709,414)
Other receivables	3,722,853	(5,665,708)
Income and minimum presumed income taxes payable	7,113,764	(376,576)
Inventories and biological assets	(197,454)	(7,391,556)
Trade and other payables	7,499,929	(18,108,556)
Employee benefits and social security	412,458	3,226,505
Deferred revenue and advances from customers	8,040,809	373,181
Income taxes paid	(163,205)	(1,051,644)
Interest collected	2,293,676	2,125,194
Inflation effects on working capital adjustments	321,539	69,662
Net cash flows generated (used) by operating activities	14,733,594	(32,402,336)
INVESTMENT ACTIVITIES
Proceeds from sale of property, plant and equipment	35,682	115,942
Net cash received from business combination		5,933,265
Net loans granted to shareholders and other related parties		1,609
Proceeds from financial assets	(509,534)	2,729,598
Investment in financial assets	(2,215,965)	(889,342)
Purchase of property, plant and equipment	(3,985,249)	(1,414,730)
Capitalized development expenditures	(1,947,504)	(3,241,008)
Purchase of intangible assets	(64,486)	(209,863)
Net cash flows (used) generated by investing activities	(8,687,056)	3,025,471
FINANCING ACTIVITIES
Proceeds from borrowings	26,837,346	93,327,748
Repayment of borrowings and financed payments	(46,865,499)	(47,061,271)
Interest payments	(4,539,455)	(3,016,078)
Other financial proceeds or payments, net	(781,199)	(1,717,070)
Purchase of own shares	(457,085)	(376,018)
Leased assets payments	(1,170,039)	(744,365)
Cash dividend distributed by subsidiary		(187,977)
Net cash flows (used) generated by financing activities	(26,975,931)	40,224,969
Net (decrease) increase in cash and cash equivalents	(20,929,393)	10,848,104
Inflation effects on cash and cash equivalents	(24,266)	(12,404)
Cash and cash equivalents as of beginning of the period	48,129,194	33,475,266	$ 33,475,266
Effect of exchange rate changes on cash and equivalents	1,198,389	3,076,600
Cash and cash equivalents as of the end of the period	$ 28,373,924	$ 47,387,566	$ 48,129,194